Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Related party transactions
21.	Related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions took place between the Group and related parties during the financial year on commercial terms agreed by the parties:

	2025	2024
	US$’000	US$’000
Purchase of services from related parties[1]
Support service fees to related parties	(7,553)	(6,313)
Rental expenses to a related party	(926)	(893)

Rendering of services to related parties[1]
Management fee income from related parties	28	4

Other transactions with related parties[1]
Service fee paid on behalf of/settled on behalf by related parties[2]	(76,283)	(75,268)

Transactions with joint ventures
Support service fees to a joint venture	(546)	—
Management fee expense to a joint venture	(1,074)	—
Management fee income from joint ventures[2]	5,180	1,045
Interest income from loans to joint ventures[2]	2,944	3,799

Other transactions with joint ventures
Service fee paid on behalf of/settled on behalf by joint ventures[2]	(7,204)	(10,029)

Pool arrangements
Revenue distributed to a joint venture	61,484	77,107

[1]	Related parties refer to subsidiaries of holding companies that have significant influence in the Group.

[2]
Revisions were made to prior year comparatives as the Group did not disclose related parties transactions in relation to service fee paid on behalf of/settle on behalf by related parties of US$75,268,000, management fee income from joint ventures of US$1,045,000, interest income from loans to joint ventures of US$3,799,000 and service fee paid on behalf of/settled on behalf by joint ventures of US$10,029,000 in the financial statements for the year ended 31 December 2024. These revisions are determined to be immaterial by the Group.

Key management personnel compensation
	2025 US$’000	2024 US$’000
Fixed
Salary (annual) including pension	1,346	1,320
Variable
Cash bonus	2,474	2,455
Share-based compensation	1,408	1,281
Director’s fees	532	433

Key management personnel are defined as the Group’s Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and board of directors.

For LTIP 2025, the CEO has received 770,533 options (2024: 617,581). The CFO has received 193,475 options (2024: 134,479). The CEO and CFO do not receive pension as part of the remuneration package. This is considered to be included in the fixed salary. Non-monetary benefits can include standard employment benefits such as newspaper, telephone, laptop and internet access.